Insurance Contracts	12 Months Ended
Dec. 31, 2025
Disclosure Of Insurance Contracts [Abstract]
Insurance Contracts
24.	INSURANCE CONTRACTS

(1)	Details of insurance contracts assets and insurance contracts liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2025
	Life	Health	Annuity/Savings and others	Variable	Total
Insurance contracts assets	—	—	—	—	—
Insurance contracts liabilities	8,078,577	8,032,075	25,460,803	4,002,409	45,573,864

Net insurance contracts liabilities (asset)	8,078,577	8,032,075	25,460,803	4,002,409	45,573,864

(2)	Assumptions for current estimates of future cash flows and basis for calculation for the year ended December 31, 2025, are as follows:

1)	Tongyang Life Insurance Co., Ltd.

	Experience rate (%)	Basis
Lapse ratio	0% ~ 66.5%
The ratio of surrender value to contract insurance premiums calculated by insurance type, payment method, channels, period of premium payments and durations computed based on experience statistics from the most recent 5 years as of June 30, 2025.

Loss ratio	7.1% ~ 774.9%
The ratio of claims paid to risk premiums calculated by collateral, gender, channels and experience life table based on experience statistics from the most recent 5 years as of June 30, 2025.
* For PYTREND and CHN, the most recent 5-year experience statistics are used and for Trend, the most 10-year experience statistics are used.

	Experience rate (%)	Basis

Operating expense ratio	—
The acquisition and operating expense ratio is calculated by channels and insurance type as a proportionate unit cost based on operating expenses spendings and experience statistics from the most recent year as of June 30, 2025. (recent 3 years for investment management cost)
* Agent commission fees and sales promotion expenses are measured by policy duration based on the amounts expected to be actually incurred, in accordance with applicable regulations such as commission payment guidelines.
* Depending on the characteristics of cost incurrence, cost drivers applied include converted results, the number of new and existing contracts, projected acquisition and operating expenses, insurance premiums, reserve funds and others.

Discount rate	3.53% ~ 4.20%
A total of 1,000 interest rate scenarios were applied by estimating parameters that ensure consistency with market-traded
assets, based on an adjusted risk-free interest rate term structure reflecting long-term forward rates and liquidity premiums.

Confidence level of the risk adjustment for non-financial risk	75%	Under the assumption that probability distribution of present value of future cash flows as at each reporting date follows normal distribution, risk adjustment is calculated as the amount which 75th percentile exceeds the probability weighted average of present value of future cash flows.

2)	ABL Life Insurance Co., Ltd.

	Experience rate (%)	Basis
Lapse ratio	0% ~ 61%
The ratio of surrender value to contract insurance premiums calculated by interest level, insurance type, payment method, channels, level of surrender value of insurance contracts, period of premium payments and durations computed based on experience statistics from the most recent 5 years as of June 30, 2025.
* Lapse rates for insurance with non-surrender value or
low-surrender
value are determined in accordance with the Actuarial Standard of Practice on the calculation and application of actuarial assumptions.

Loss ratio	5% ~ 1,314%
The ratio of claims paid to risk premiums calculated by collateral, gender, age, channels, experience life table and others based on experience statistics from the most recent 5 years as of June 30, 2025.
* Determined in accordance with the Actuarial Standard of Practice on the calculation and application of actuarial assumptions.
*The claims paid are based on the statistics of the 5 years preceding the occurrence of the accident and are determined by taking into account the progress rate of the incurred but not reported losses.

	Experience rate (%)	Basis

Operating expense ratio	—
The acquisition and operating expense ratio is calculated as a proportionate unit cost of initial premium, converted results, the number of contracts, premium, claim payments, reserve funds, policy loans and others based on experience statistics from the most recent years and business plan, the company’s future expense cost reflected.
* Statistics period: applying 1-year for contract execution expense, contract maintenance expense, claims handling cost and investment management cost, and 3-year for investment management cost of policy loans.

Discount rate	(4.57)% ~ 26.06%
By estimating the parameter that is consistent with assets traded in the market, apply 1,000 interest rate scenarios to the adjusted risk-free term structure of interest rates, which incorporates the long-term forward rate and liquidity premium.

Confidence level of the risk adjustment for non-financial risk	75%
Under the assumption that probability distribution of present value of future cash flows as at each reporting date follows normal distribution, calculate risk adjustment as the amount which 75th percentile exceeds the probability weighted average of present value of future cash flows.

(3)
Changes in liabilities for remaining coverage and liabilities for claims incurred within insurance contracts liabilities for the year ended December 31, 2025, are as follows (Unit: Korean Won in millions):

		December 31, 2025
		Liability (asset) for remaining coverage		Liability (asset) for incurred claims	Total
		Excluding loss component	Loss component
Beginning balance	Insurance contracts assets	—	—	—	—
	Insurance contracts liabilities	—	—	—	—

	Net insurance contracts liabilities (asset)	—	—	—	—

Increase due to business combinations	Insurance contracts assets	—	—	—	—
	Insurance contracts liabilities	44,945,543	121	2,121,606	47,067,270

	Net insurance contracts liabilities (asset)	44,945,543	121	2,121,606	47,067,270

Insurance income	Insurance contracts under conversion	(1,005,778)	—	—	(1,005,778)

	Sub-total	(1,005,778)	—	—	(1,005,778)

Insurance service expense	Insurance expenses and insurance service expenses incurred	6,922	(288)	689,745	696,379
	Amortization of insurance acquisition cash flows	148,980	—	—	148,980
	Changes in liability for incurred claims	—	—	23,777	23,777
	Reversal of loss components	—	32,478	—	32,478

	Sub-total	155,902	32,190	713,522	901,614

Insurance service result		(849,876)	32,190	713,522	(104,164)

Insurance finance interest income and other insurance finance income	Net income	1,093,463	63	38,709	1,132,235
	Other comprehensive income	(2,395,497)	—	(379)	(2,395,876)

	Sub-total	(1,302,034)	63	38,330	(1,263,641)

Total Changes in net income, other comprehensive income and insurance service result		(2,151,910)	32,253	751,852	(1,367,805)

Investment components excluded from insurance service result and insurance finance income		(2,308,250)	—	2,308,250	—

		December 31, 2025
		Liability (asset) for remaining coverage		Liability (asset) for incurred claims	Total
		Excluding loss component	Loss component

Cash flow	Premium received	3,496,221	—	—	3,496,221
	Insurance acquisition cash flow	(649,882)	—	—	(649,882)
	Claims and other insurance service expenses paid including investment components	(60,533)	—	(2,920,102)	(2,980,635)

	Sub-total	2,785,806	—	(2,920,102)	(134,296)

Other increase (decrease)		(738)	88	9,345	8,695
Ending balance	Insurance contracts assets	—	—	—	—
	Insurance contracts liabilities	43,270,451	32,462	2,270,951	45,573,864

	Net insurance contracts liabilities (asset)	43,270,451	32,462	2,270,951	45,573,864

(4)
Changes in the estimate of the present value of the future cash flows, risk adjustment for non-financial risk and contractual service margin for the year ended December 31, 2025, are as follows (Unit: Korean Won in millions):

		December 31, 2025
		Estimate of the present value of future cash flows	Risk adjustment for non-financial risk	Insurance contracts under conversion	Total
Beginning balance	Insurance contracts assets	—	—	—	—
	Insurance contracts liabilities	—	—	—	—

	Net insurance contracts liabilities (asset)	—	—	—	—

Increase due to business combinations	Insurance contracts assets	—	—	—	—
	Insurance contracts liabilities	42,710,666	773,337	3,583,267	47,067,270

	Net insurance contracts liabilities (asset)	42,710,666	773,337	3,583,267	47,067,270

Changes related to current service	Amortization of contractual service margin	—	—	(154,187)	(154,187)
	Changes in risk adjustment for non-financial risk	—	(26,471)	—	(26,471)
	Experience adjustments	20,234	5	—	20,239

	Sub-total	20,234	(26,466)	(154,187)	(160,419)

Changes related to future service	Change in estimate adjusting contractual service margin	936,116	(30,014)	(906,102)	—
	Change in estimate adjusting losses (reversal) of group of onerous contracts	53,294	(28,990)	—	24,304
	Effect of initially recognized contracts	(488,210)	49,342	447,042	8,174

	Sub-total	501,200	(9,662)	(459,060)	32,478

		December 31, 2025
		Estimate of the present value of future cash flows	Risk adjustment for non-financial risk	Insurance contracts under conversion	Total
Changes related to past service	Changes in liability for incurred claims	22,770	1,007	—	23,777

	Sub-total	22,770	1,007	—	23,777

Insurance service result		544,204	(35,121)	(613,247)	(104,164)

Insurance finance interest income and other insurance finance income	Net income	1,059,968	8,724	63,543	1,132,235
	Other comprehensive income	(2,397,918)	2,042	—	(2,395,876)

	Sub-total	(1,337,950)	10,766	63,543	(1,263,641)

Total Changes in net income, other comprehensive income and insurance service result		(793,746)	(24,355)	(549,704)	(1,367,805)

Cash flow	Premium received	3,496,221	—	—	3,496,221
	Insurance acquisition cash flow	(649,882)	—	—	(649,882)
	Claims and other insurance service expenses paid including investment components	(2,980,630)	(5)	—	(2,980,635)

	Sub-total	(134,291)	(5)	—	(134,296)

Other increase (decrease)		8,695	—	—	8,695

Ending balance	Insurance contracts assets	—	—	—	—
	Insurance contracts liabilities	41,791,324	748,977	3,033,563	45,573,864

	Net insurance contracts liabilities (asset)	41,791,324	748,977	3,033,563	45,573,864

(5)
The effect on the consolidated statement of financial position at the time of initial recognition of new insurance contracts for the year ended December 31, 2025 is as follows (Unit: Korean Won in millions):

		December 31, 2025
		The estimates of the present value of future cash outflows		The estimates of the present value of future cash inflows	Risk adjustment for non- financial risk	Contractual Service Margin	Total	Loss at initial recognition
		Insurance acquisition cash flow	Insurance expenses and insurance
Initial recognition of new insurance contracts (*1)	Non-onerous contracts	608,795	3,444,352	(4,546,284)	46,095	447,042	—	—
	Onerous contracts	46,026	227,758	(268,857)	3,247	—	8,174	8,174
Sub-total		654,821	3,672,110	(4,815,141)	49,342	447,042	8,174	8,174

Business Combination		630,150	101,042,991	(58,962,475)	773,337	3,583,267	47,067,270	121

Total		1,284,971	104,715,101	(63,777,616)	822,679	4,030,309	47,075,444	8,295

(*1)	There are no insurance contracts acquired in a transfer.

(6)
Expected amounts of insurance revenue to be recognized in profit or loss by the anticipated amortization period of the contractual service margin (CSM) for insurance contracts as of December 31, 2025, are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2025
	1 year	2 years	3 years	4 years	5 years	6 years to 10 years	11 years to 20 years	21 years to 30 years	More than 30 years	Total
Life	30,628	28,920	28,431	28,613	28,616	131,482	222,769	180,182	275,902	955,543
Health	78,792	70,989	62,633	57,086	52,756	213,953	331,027	259,354	397,794	1,524,384
Annuity/Savings and others	46,266	41,112	37,263	33,865	29,973	104,470	76,944	29,301	17,550	416,744
Variable	16,368	14,377	12,600	10,898	9,375	31,108	27,175	9,890	5,101	136,892

Total	172,054	155,398	140,927	130,462	120,720	481,013	657,915	478,727	696,347	3,033,563

(7)	Details and fair value of underlying assets of participating insurance contracts as of December 31, 2025, are as follows (Unit: Korean Won in millions):

December 31, 2025
Cash and deposits	257,847
Securities	2,594,648
Other assets	75,383

Total	2,927,878

(8)
Amount related to time value of money related to risk mitigation for participating insurance contracts, financial risks allocated and changes in fulfillment cash flows that are not recognized as contractual service margin as of December 31, 2025, is as follows (Unit: Korean Won in millions):

December 31, 2025
Not recognized as contractual service margin	50,448

(9)	No amounts from the valuation of financial assets at FVTOCI relate to the insurance contracts under the fair value approach or conversion of the modified retrospective approach.